Schedule of Investments
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.46%
Australia–0.62%
CSL Ltd.	95,060	$17,653,904
Brazil–2.62%
B3 S.A. - Brasil, Bolsa, Balcao	19,406,206	53,430,017
Rede D’Or Sao Luiz S.A.(a)	2,492,400	20,802,465
		74,232,482
Canada–6.58%
Bank of Nova Scotia (The)	580,351	41,802,256
CGI, Inc., Class A(b)	622,795	53,173,852
Magna International, Inc.	580,672	46,781,748
Ritchie Bros. Auctioneers, Inc.	736,527	44,893,295
		186,651,151
China–8.91%
China Feihe Ltd.(a)	13,363,000	18,569,395
China Mengniu Dairy Co. Ltd.	9,415,000	55,420,056
China Resources Beer Holdings Co. Ltd.	3,868,000	28,878,544
JD.com, Inc., A Shares(b)	35,476	1,322,903
JD.com, Inc., ADR(b)	486,991	36,465,886
Tencent Holdings Ltd.	757,400	46,229,662
Wuliangye Yibin Co. Ltd., A Shares	505,376	15,734,663
Yum China Holdings, Inc.	1,041,126	50,151,039
		252,772,148
Denmark–2.66%
Carlsberg A/S, Class B	181,154	29,288,221
Novo Nordisk A/S, Class B	460,607	46,110,674
		75,398,895
France–8.99%
Air Liquide S.A.	171,787	29,460,983
Arkema S.A.	376,956	55,589,116
Kering S.A.	42,899	32,029,833
LVMH Moet Hennessy Louis Vuitton SE	45,920	37,757,007
Pernod Ricard S.A.	129,445	27,640,760
Schneider Electric SE	426,886	72,567,637
		255,045,336
Germany–1.13%
Deutsche Boerse AG	181,833	32,108,953
Hong Kong–2.10%
AIA Group Ltd.	5,746,000	59,685,221
India–2.60%
HDFC Bank Ltd., ADR	1,075,687	73,824,399
Ireland–5.40%
CRH PLC	1,070,928	53,837,437
Flutter Entertainment PLC(b)	332,259	50,458,792
ICON PLC(b)	183,745	48,824,721
		153,120,950
Italy–2.37%
FinecoBank Banca Fineco S.p.A.(c)	4,006,414	67,215,620
Shares		Value
Japan–12.70%
Asahi Group Holdings Ltd.	835,700	$34,155,760
FANUC Corp.	94,212	18,643,503
Hoya Corp.	297,500	38,524,304
Keyence Corp.	28,500	14,656,461
Koito Manufacturing Co. Ltd.	850,600	42,742,384
Komatsu Ltd.	806,000	19,842,338
Olympus Corp.	3,773,500	84,609,212
SMC Corp.	30,500	17,060,716
Sony Group Corp.	523,600	58,495,677
TIS, Inc.	1,208,500	31,769,484
		360,499,839
Macau–0.70%
Galaxy Entertainment Group Ltd.(b)	3,442,090	20,014,925
Mexico–1.53%
Wal-Mart de Mexico S.A.B. de C.V., Series V	12,794,748	43,505,121
Netherlands–5.05%
ASML Holding N.V.	56,049	38,337,594
Heineken N.V.	408,509	43,852,733
Wolters Kluwer N.V.	601,089	61,239,046
		143,429,373
Singapore–1.98%
United Overseas Bank Ltd.	2,533,866	56,347,594
South Korea–3.76%
NAVER Corp.	159,975	42,382,758
Samsung Electronics Co. Ltd.	1,036,834	64,222,055
		106,604,813
Spain–1.17%
Amadeus IT Group S.A.(b)	482,248	33,086,392
Sweden–6.10%
Husqvarna AB, Class B	775,349	10,827,626
Investor AB, Class B	2,941,437	64,020,870
Sandvik AB	3,739,477	98,353,925
		173,202,421
Switzerland–6.28%
Kuehne + Nagel International AG, Class R	152,838	43,313,757
Logitech International S.A., Class R	536,125	45,045,665
Nestle S.A.	382,367	49,261,077
Roche Holding AG	104,735	40,497,463
		178,117,962
Taiwan–2.94%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,658,887	83,323,760
United Kingdom–7.22%
Ashtead Group PLC	478,590	34,188,207
DCC PLC	405,226	34,014,315
Linde PLC	140,332	44,721,002
Reckitt Benckiser Group PLC	622,265	50,464,606

See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

Shares		Value
United Kingdom–(continued)
WPP PLC	2,653,274	$41,426,994
		204,815,124
United States–4.05%
Amcor PLC, CDI	2,475,596	29,567,590
Broadcom, Inc.	145,816	85,430,678
		114,998,268
Total Common Stocks & Other Equity Interests (Cost $1,848,331,975)		2,765,654,651
Money Market Funds–2.81%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	27,929,669	27,929,669
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	19,802,465	19,804,446
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	31,919,621	31,919,621
Total Money Market Funds (Cost $79,655,429)		79,653,736
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.27% (Cost $1,927,987,404)		2,845,308,387
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(d)(e)(f)	19,213	$19,213
Invesco Private Prime Fund, 0.11%(d)(e)(f)	44,822	44,831
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $64,044)		64,044
TOTAL INVESTMENTS IN SECURITIES—100.27% (Cost $1,928,051,448)		2,845,372,431
OTHER ASSETS LESS LIABILITIES–(0.27)%		(7,755,640)
NET ASSETS–100.00%		$2,837,616,791
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $39,371,860, which represented 1.39% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$19,221,547	$108,318,889	$(99,610,767)	$-	$-	$27,929,669	$1,280
Invesco Liquid Assets Portfolio, Institutional Class	13,158,402	77,370,635	(70,720,933)	(4,928)	1,270	19,804,446	468
Invesco Treasury Portfolio, Institutional Class	21,967,482	123,793,016	(113,840,877)	-	-	31,919,621	577
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,320,731	16,020,823	(42,322,341)	-	-	19,213	380*
Invesco Private Prime Fund	61,415,040	37,362,493	(98,725,974)	-	(6,728)	44,831	4,652*
Total	$142,083,202	$362,865,856	$(425,220,892)	$(4,928)	$(5,458)	$79,717,780	$7,357

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$17,653,904	$—	$17,653,904
Brazil	74,232,482	—	—	74,232,482
Canada	186,651,151	—	—	186,651,151
China	86,616,925	166,155,223	—	252,772,148
Denmark	—	75,398,895	—	75,398,895
France	—	255,045,336	—	255,045,336
Germany	—	32,108,953	—	32,108,953
Hong Kong	—	59,685,221	—	59,685,221
India	73,824,399	—	—	73,824,399
Ireland	48,824,721	104,296,229	—	153,120,950
Italy	—	67,215,620	—	67,215,620
Japan	—	360,499,839	—	360,499,839
Macau	—	20,014,925	—	20,014,925
Mexico	43,505,121	—	—	43,505,121
Netherlands	—	143,429,373	—	143,429,373
Singapore	—	56,347,594	—	56,347,594
South Korea	—	106,604,813	—	106,604,813
Spain	—	33,086,392	—	33,086,392
Sweden	—	173,202,421	—	173,202,421
Switzerland	—	178,117,962	—	178,117,962
Taiwan	—	83,323,760	—	83,323,760
United Kingdom	44,721,002	160,094,122	—	204,815,124
United States	85,430,678	29,567,590	—	114,998,268
Money Market Funds	79,653,736	64,044	—	79,717,780
Total Investments	$723,460,215	$2,121,912,216	$—	$2,845,372,431
Invesco International Growth Fund